INCOME TAXES (Components of deferred tax provision (benefit)) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Deferred tax provision (benefit)	$ 1,570,000	$ (309,000)	$ 285,000
Tax depreciation exceeding book depreciation [Member]
Deferred tax provision (benefit)	3,897,397	$ 406,019	$ 380,598
Net Operating Loss Carryforward [Member]
Deferred tax provision (benefit)	(2,247,196)
Decrease (increase) of rental income received in advance [Member]
Deferred tax provision (benefit)	(50,032)	$ 22,995	$ (39,528)
Increase (decrease) in unbilled receivables [Member]
Deferred tax provision (benefit)	19,211	172,860	$ (19,005)
Deferred revenue [Member]
Deferred tax provision (benefit)	(28,333)	(946,033)
Other [Member]
Deferred tax provision (benefit)	$ (21,047)	$ 35,159	$ (37,065)